Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2020
Related Party Transactions
Disclosure of Transactions Between Related Parties
		As at March 31,2020		As at March 31,2019
	Details of	(in thousands)
	Transaction	Liability	Asset	Liability	Asset
Red Bridge Group Limited	President fees	$648	$—	$648	$—
550 County Avenue	Rent/Deposit	156	—	499	135
NextGen Films Private Limited (*)	Purchase/Sale	—	—	—	41,470
Everest Entertainment LLP	Purchase/Sale	557	—	574	—
Beech Investments Limited	Advance	592	—	500	—
Lulla Family	Rent/Deposit	487	356	243	841
Lulla Family	Salary	4,155	—	3,279	—
Lulla Family	Advance	—	—	6,150	—
Lulla Family	Advance	500	—	500	—
Xfinite Global Plc	Sale	3,812	—	6,500	—